BANK ACQUISITION (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	1 Months Ended
	Sep. 30, 2014	Mar. 18, 2014	Dec. 31, 2013
Consideration
Stock Consideration	$ 7,624
Fair value of liabilities assumed
Goodwill	624		0
Town Square Financial [Member]
Consideration
Stock Consideration		7,836
Cash		6,635
Fair Value of Total Consideration Transferred		14,471
Assets acquired
Cash and due from banks		3,484
Federal funds sold		4,596
Securities available for sale		14,691
Restricted stock		968
Loans		118,126
Premises and equipment, net		2,349
Accrued interest receivable		124,700
Prepaid expenses and other assets		619
Deferred federal income taxes		1,803
Core deposit intangible		1,734
Total assets acquired		154,100
Fair value of liabilities assumed
Deposits		117,050
Subordinated debenture and FHLB advances		17,649
Accrued interest payable		30
Other liabilities		274
Total liabilities assumed		116,800
Total identifiable net assets		13,847
Goodwill		$ 624